Investments in equity method investees	6 Months Ended
Sep. 30, 2020
Investments in equity method investees
13.	Investments in equity method investees

Amounts
(in millions of RMB)
Balance as of April 1, 2020	189,632
Additions (i)	10,471
Share of results, other comprehensive income and other reserves (ii)	6,165
Disposals and distributions received	(915)
Transfers (i)	4,832
Impairment loss	(5)
Foreign currency translation adjustments	(731)
Balance as of September 30, 2020	209,449

(i)

Details of significant additions of the investments in equity method investees are set out in Note 4. During the six months ended September 30, 2020, additions and transfers were primarily related to the investment in YTO Express (Note 4(f)).

(ii)

Share of results, other comprehensive income and other reserves include the share of results of the equity method investees, the gain or loss arising from the deemed disposal of the equity method investees and the amortization of basis differences. The amount excludes the expenses relating to the share-based awards underlying the equity of the Company and Ant Group granted to employees of certain equity method investees.

As of September 30, 2020, investments in equity method investees with an aggregate carrying amount of RMB64,554 million that are publicly traded have increased in value and the total market value of these investments amounted to RMB72,988 million.